Share-Based Payment - Summary of Key Share-based Awards Expense and their Respective Equity or Liability Balances (Detail)	12 Months Ended
	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	10,582,850	12,723,354	4,989,600
Granted	14,597	5,701,374	8,073,702
Issued	(159,751)	(146,806)
Cancelled	(635,962)
Reclassified		0
Repurchased	(3,838)	(1,814,022)	(339,948)
Converted		(5,881,050)
Ending balance	9,797,896	10,582,850	12,723,354
Total attributable to the equity holders of the parent [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	10,582,850	1,104,264	1,444,212
Granted	14,597	5,701,374	0
Issued	(159,751)	(146,806)
Cancelled	(635,962)
Reclassified		11,619,090
Repurchased	(3,838)	(1,814,022)	(339,948)
Converted		(5,881,050)
Ending balance	9,797,896	10,582,850	1,104,264
Total attributable to the equity holders of the parent [member] | Restricted stock units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	5,114,450	0	0
Granted	9,437	5,261,256	0
Issued	(159,751)	(146,806)
Cancelled	(529,240)
Reclassified		0
Repurchased	0	0	0
Converted		0
Ending balance	4,434,896	5,114,450	0
Total attributable to the equity holders of the parent [member] | Stock Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	135,198	0	0
Granted	5,160	135,198	0
Issued	0	0
Cancelled	(106,722)
Reclassified		0
Repurchased	0	0	0
Converted		0
Ending balance	33,636	135,198	0
Total attributable to the equity holders of the parent [member] | Incentive [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	5,333,202	0	0
Granted	0	304,920	0
Issued	0	0
Reclassified		5,028,282
Repurchased	(3,838)	0	0
Converted		0
Ending balance	5,329,364	5,333,202	0
Total attributable to the equity holders of the parent [member] | Class C Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	0	1,104,264	1,444,212
Granted	0	0	0
Issued	0	0
Reclassified		6,590,808
Repurchased	0	(1,814,022)	(339,948)
Converted		(5,881,050)
Ending balance	0	0	1,104,264
Liability [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	0	11,619,090	3,545,388
Granted	0	0	8,073,702
Issued	0	0
Reclassified		(11,619,090)
Repurchased	0	0	0
Converted		0
Ending balance	0	0	11,619,090
Liability [member] | Incentive [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	0	5,028,282	0
Granted	0	0	5,028,282
Issued	0	0
Reclassified		(5,028,282)
Repurchased	0	0	0
Converted		0
Ending balance	0	0	5,028,282
Liability [member] | Class C Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	0	6,590,808	3,545,388
Granted	0	0	3,045,420
Issued	0	0
Reclassified		(6,590,808)
Repurchased	0	0	0
Converted		0
Ending balance	0	0	6,590,808